LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ in Thousands			12 Months Ended
	Feb. 06, 2025 USD ($) Vessel	Dec. 01, 2017 USD ($)	Dec. 31, 2025 USD ($) Vessel Lender	Dec. 31, 2023 USD ($) Building	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2020 USD ($) Building	Dec. 31, 2018 Building Vessel	Dec. 31, 2016 Building	Dec. 31, 2024 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender			2
Number of vessels used as collateral | Vessel			20
Number of vessels delivered | Vessel			8
Number of new buildings | Building				2			1	1
Contractual Obligation [Abstract]
2026			$ 36,143
2027			36,143
2028			36,222
2029			148,925
2030			28,643
More than 5 years			141,634
Total			427,710
Cash balance			45,863	$ 33,361	$ 63,302				$ 44,384
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 30,000
$100 Million Delayed Draw Facility [Member] | Beal Bank [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 100,000
Maximum loan-to-value ratio	50.00%
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel							3
Minimum liquidity value		$ 20,000
Drawn amount			$ 113,400						78,100
Percentage of purchase price expected to pay by lending provider		77.50%
Obligation to purchase vessels		$ 13,600
Term of bareboat charter agreement			10 years
Deferred financing costs		2,300	$ 10,700						9,300
Increase in outstanding principal amount per vessel			$ 15,000
Maturity extension period			60 months
Loan amortizing, maturity period			36 months
Final balloon payment per vessel			$ 13,400
Increased outstanding lease obligation			$ 120,000
Second flexibility period to purchase the vessels			84 months
Basis spread on margin			4.52%
Basis spread on variable rate			0.26%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Minimum value adjusted equity		$ 175,000
Minimum value adjusted equity ratio		25.00%
Contractual Obligation [Abstract]
2026			$ 11,061
2027			11,061
2028			11,091
2029			11,061
2030			11,061
More than 5 years			58,061
Total			$ 113,394
2025 Senior Secured Credit Facility, Amended and Restated [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel			7
Contractual Obligation [Abstract]
2026			$ 7,500
2027			7,500
2028			7,500
2029			120,281
2030			0
More than 5 years			0
Total			$ 142,781
Amended and Restated Agreement [Member] | Beal Bank [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel	7
Debt instrument term			5 years
Maturity date			Feb. 28, 2029
Maximum borrowing capacity	$ 150,000
Existing borrowing capacity	72,000
New borrowing capacity	78,000
Minimum liquidity value	$ 20,000
Maximum loan-to-vessel value ratio	70.00%
Number of vessels released from collateral | Vessel			7
Number of vessels remaining unsold | Vessel			1
Amended and Restated Agreement [Member] | LTV Ratio Less than 50% [Member] | Beal Bank [Member]
Line of Credit Facility [Abstract]
Excess cash sweep percentage	25.00%
Amended and Restated Agreement [Member] | LTV Ratio, Greater than or Equal to 50% but Less than 70% [Member] | Beal Bank [Member]
Line of Credit Facility [Abstract]
Excess cash sweep percentage	50.00%
Amended and Restated Agreement [Member] | LTV Ratio, More than or Equal to 70% [Member] | Beal Bank [Member]
Line of Credit Facility [Abstract]
Excess cash sweep percentage	100.00%
Financing of 2022-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel					2
Minimum liquidity value			$ 20,000
Drawn amount			$ 68,300						73,800
Percentage of purchase price expected to pay by lending provider				80.00%
Obligation to purchase vessels						$ 16,500
Term of bareboat charter agreement			10 years
Deferred financing costs			$ 5,400						5,400
First flexibility period to purchase the vessels			60 months
Second flexibility period to purchase the vessels			84 months
Basis spread on margin			4.50%
Basis spread on variable rate			0.26%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Number of new buildings | Building						2
Contractual Obligation [Abstract]
2026			$ 5,500
2027			5,500
2028			5,515
2029			5,500
2030			5,500
More than 5 years			40,830
Total			68,344
Financing of 2016-built Vessels [Member]
Contractual Obligation [Abstract]
2026			6,000
2027			6,000
2028			6,016
2029			6,000
2030			6,000
More than 5 years			11,508
Total			41,524
Financing of 2025-built Vessels [Member]
Contractual Obligation [Abstract]
2026			6,083
2027			6,083
2028			6,100
2029			6,083
2030			6,083
More than 5 years			31,235
Total			61,667
Financing of Nordic Hawk [Member]
Line of Credit Facility [Abstract]
Minimum liquidity value			20,000
Drawn amount			$ 41,500						47,500
Percentage of purchase price expected to pay by lending provider			75.00%
Obligation to purchase vessels			$ 5,900
Term of bareboat charter agreement			8 years
Deferred financing costs			$ 5,900						$ 5,900
First flexibility period to purchase the vessels			60 months
Second flexibility period to purchase the vessels			84 months
Basis spread on variable rate			4.76%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			nat:TermSecuredOvernightFinancingRateSOFRMember
Financing of Nordic Galaxy & Nordic Moon [Member]
Line of Credit Facility [Abstract]
Minimum liquidity value			$ 20,000
Drawn amount			$ 61,600
Percentage of purchase price expected to pay by lending provider			50.00%
Obligation to purchase vessels			$ 8,600
Term of bareboat charter agreement			8 years
Deferred financing costs			$ 6,000
First flexibility period to purchase the vessels			60 months
Second flexibility period to purchase the vessels			84 months
Basis spread on variable rate			3.70%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			nat:TermSecuredOvernightFinancingRateSOFRMember